Income taxes - Temporary differences (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of temporary differences
Net income	$ (30)	$ (19)	$ 0
Other comprehensive income	(5)	(1)	1
Balance at end of period	0
Presented on the consolidated statement of financial position as:
Deferred income taxes	14	23
Deferred income tax liability	(264)	(305)
As at reporting date	0
Property, plant and equipment and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	(316)	(356)
Net income	32	32
Other comprehensive income	8	0
Foreign currency translation	0	11
Contributed surplus		0
Other		0
Balance at end of period	(276)	(316)	(356)
Presented on the consolidated statement of financial position as:
As at reporting date	(276)	(316)	(356)
Property, plant and equipment and intangible assets subject to amortization | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other		(3)
Net pension and share- based compensation amounts
Reconciliation of temporary differences
Balance at beginning of period	4	6
Net income	(3)	(3)
Other comprehensive income	0	0
Foreign currency translation	0	0
Contributed surplus		0
Other		1
Balance at end of period	1	4	6
Presented on the consolidated statement of financial position as:
As at reporting date	1	4	6
Net pension and share- based compensation amounts | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other		0
Debt and equity issue costs
Reconciliation of temporary differences
Balance at beginning of period	8	(1)
Net income	(2)	0
Other comprehensive income	0	0
Foreign currency translation	0	0
Contributed surplus		9
Other		0
Balance at end of period	6	8	(1)
Presented on the consolidated statement of financial position as:
As at reporting date	6	8	(1)
Debt and equity issue costs | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other		0
Provisions and other
Reconciliation of temporary differences
Balance at beginning of period	4	15
Net income	9	(9)
Other comprehensive income	(1)	(1)
Foreign currency translation	(5)	0
Contributed surplus		0
Other		(1)
Balance at end of period	7	4	15
Presented on the consolidated statement of financial position as:
As at reporting date	7	4	15
Provisions and other | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other		0
Non-capital loss carried forward
Reconciliation of temporary differences
Balance at beginning of period	15	17
Net income	(5)	(2)
Other comprehensive income	0	0
Foreign currency translation	0	0
Contributed surplus		0
Other		0
Balance at end of period	10	15	17
Presented on the consolidated statement of financial position as:
As at reporting date	10	15	17
Non-capital loss carried forward | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other		0
Leases
Reconciliation of temporary differences
Balance at beginning of period	3	2
Net income	(1)	1
Other comprehensive income	0	0
Foreign currency translation	0	0
Contributed surplus		0
Other		0
Balance at end of period	2	3	2
Presented on the consolidated statement of financial position as:
As at reporting date	2	3	2
Leases | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other		0
Net deferred income tax asset (liability)
Reconciliation of temporary differences
Balance at beginning of period	(282)	(317)
Net income	30	19
Other comprehensive income	7	(1)
Foreign currency translation	(5)	11
Contributed surplus		9
Other		0
Balance at end of period	(250)	(282)	(317)
Presented on the consolidated statement of financial position as:
Deferred income taxes	14	23
Deferred income tax liability	(264)	(305)
As at reporting date	$ (250)	(282)	$ (317)
Net deferred income tax asset (liability) | Acquired during the year and other
Reconciliation of temporary differences
Acquired during the year and other		$ (3)